Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Net Change in Net Actuarial Gains (Losses) [Member]
Net change in tax on pension and other postretirement benefit plans	$ 8,262	$ 55	$ 4,204
Net Change in Prior Service (Costs) Credit [Member]
Net change in tax on pension and other postretirement benefit plans	$ 0	$ 0	$ 0